Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable

(a)	Trade accounts and notes receivable as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Trade accounts and notes receivable	￦	9,266,729	8,695,788
Finance lease receivables		126	—
Unbilled Due from customers for contract work		1,027,039	1,340,146
Less: Allowance for doubtful accounts		(314,955)	(333,792)

	￦	9,978,939	9,702,142

Non-current
Trade accounts and notes receivable	￦	113,370	68,342
Less: Allowance for doubtful accounts		(50,165)	(44,309)

	￦	63,205	24,033

The Company sold trade accounts and notes receivable with recourse to financial institutions. These trade accounts and notes receivable have not been derecognized from the statement of financial position, because the Company retains substantially all of the risks and rewards associated with the transferred assets. The amounts received on transfer have been recognized as secured borrowings. As of December 31, 2021 and December 31, 2022, the carrying amounts of such secured borrowings are
￦
270,101
 million and
￦
215,133
 million, respectively, which are presented in the statements of financial position as the short-term borrowings.

(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2021		2022
Officers and employees	Songdo apartment rental contract	￦	75	—
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		51	—

		￦	126	—

(c)	As of December 31, 2021 and 2022, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2021		2022
Less than 1 year	￦	126	—
Undiscounted lease payments		126	—

Present value of minimum lease payment	￦	126	—